STOCK OPTION RESERVE (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 15, 2022	Jan. 19, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jan. 13, 2021
IfrsStatementLineItems [Line Items]
Stock options issued			2,980
Compensation expense			$ 8,900	$ 8,000
Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted		302,000
Fair value per share		$ 10.22
Compensation expense			6,300
iOx Option Plan [Member]
IfrsStatementLineItems [Line Items]
Compensation expense			$ 200	$ 900	$ 2,200
Board of Directors
IfrsStatementLineItems [Line Items]
Option issued						350,000
Consultants [Member]
IfrsStatementLineItems [Line Items]
Option issued						518,000
Two Members [Member] | Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted		13,800
Employees [Member] | Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted		288,200
Director [Member] | Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted	13,800	135,740
Fair value per share	$ 8.59	$ 10.22
2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Option issued						868,000
Exercise price						$ 17.75
Restricted stock units [Member]
IfrsStatementLineItems [Line Items]
Stock granted			243,000
Fair value per share			$ 17.75
Compensation expense			$ 4,300